share-based compensation - TELUS Corporation share options awards (Details) - TELUS Corporation share options awards	3 Months Ended	6 Months Ended
	Jun. 30, 2026 EquityInstruments $ / shares	Jun. 30, 2026 EquityInstruments $ / shares	Jun. 30, 2024 EquityInstruments $ / shares
share-based compensation
Number of share options outstanding, beginning of period | EquityInstruments	3,716,234	2,087,608
Number of share options granted | EquityInstruments		1,000,000
Number of share options forfeited | EquityInstruments	(155,946)	472,680
Number of share options outstanding, end of period | EquityInstruments	3,560,288	3,560,288
Number of options exercisable | EquityInstruments			1,989,235
Weighted average share price of options outstanding, beginning of period | $ / shares	$ 20.71	$ 22.48
Weighted average share price of options granted | $ / shares		18.48
Weighted average share price of options forfeited | $ / shares	21.04	20.35
Weighted average share price of options outstanding, end of period | $ / shares	$ 20.7	$ 20.7
Weighted average share option price, exercisable | $ / shares			$ 21.85
Weighted average remaining contractual life (years)		3 years 9 months 18 days
Maximum
share-based compensation
Exercise period		7 years